Income Taxes (Provision for Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 3,235	$ 2,716	$ 2,394
State	(397)	157	127
Foreign	723	774	711
Total	3,561	3,647	3,232
Deferred:
Federal	(198)	29	(421)
State	(43)	6	0
Foreign	(17)	(43)	(72)
Total	(258)	(8)	(493)
Provision for income taxes	$ 3,303	$ 3,639	$ 2,739